REVENUES (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Revenue from Contract with Customer [Abstract]
Percentage of amount recognized from contract liabilities	97.00%
Revenue performance obligations	$ 583
Revenue, performance obligation, percentage	72.00%